Revenue, operating profit and segment analysis - Additional information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) segment	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of operating segments
Number of operating segments | segment	4
Aggregate amount of transaction price for performance obligations not yet delivered	£ 55	£ 83
Revenue recognition period	4 years
Share of results of joint ventures and associates	£ 43	46	£ 19
Risk
Disclosure of operating segments
Share of results of joint ventures and associates	0	(1)	2
Legal
Disclosure of operating segments
Share of results of joint ventures and associates	7	10	7
Exhibitions
Disclosure of operating segments
Share of results of joint ventures and associates	£ 36	£ 37	£ 10